SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
January 2024 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	$ 248
Issuance, warrants		1,027
Revaluation, warrants	(138)	(756)
Effect of changes in foreign exchange rates, warrants	(2)	(23)
Balance, warrants	108	248
December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	110	520
Revaluation, warrants	(64)	(397)
Effect of changes in foreign exchange rates, warrants	(1)	(13)
Balance, warrants	45	110
June 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	157	1,157
Revaluation, warrants	(112)	(972)
Effect of changes in foreign exchange rates, warrants	(1)	(28)
Balance, warrants	44	157
March 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	79	562
Revaluation, warrants	(58)	(470)
Effect of changes in foreign exchange rates, warrants	(1)	(13)
Balance, warrants	19	79
November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	79	836
Revaluation, warrants	(69)	(736)
Effect of changes in foreign exchange rates, warrants	(1)	(21)
Balance, warrants	$ 9	$ 79